Provisions for legal proceedings	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Provisions for legal proceedings
28.	Provisions for legal proceedings

28.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•

Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated; (ii) lawsuits relating to overtime pay and (iii) actions of outsourced employees;

•

Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; (ii) demands relating to the VAT (ICMS) tax collection on jet fuel sales and (iii) alleged misappropriation of VAT (ICMS) tax credits on import of platforms;

•

Civil claims relating to: (i) agreement to settle the Consolidated Securities Class Action before the United States District Court for the Southern District of New York; (ii) collection of royalties over the shale extraction; (iii) non-compliance with contractual terms relating to oil platform construction; (iv) compensation relating to an easement over a property; (v) collection of production taxes over natural gas production; (vi) penalties applied by ANP relating to measurement systems and (vii) claim for compensation.

Provisions for legal proceedings are set out as follows:

	06.30.2018	12.31.2017
Current and Non-current liabilities
Civil claims	4,289	4,342
Labor claims	1,156	1,364
Tax claims	1,136	1,229
Environmental claims	103	91

Total	6,684	7,026

Current liabilities	3,215	2,256
Non-current liabilities	3,469	4,770

	Jan-Jun/2018	Jan-Dec/2017
Opening Balance	7,026	3,391
Additions, net of reversals (*)	307	3,937
Use of provision	(250)	(454)
Accruals and charges (*)	572	285
Others	94	—
Cumulative translation adjustment	(1,065)	(133)

Closing Balance	6,684	7,026

(*)	For the first half of 2017, additions to provision and accruals and charges amounted to US$ 183 and US$ 183, respectively.

In preparing its unaudited consolidated interim financial statements for the period ended June 30, 2018, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

The main additions to the provision for legal proceedings in first half of 2018 were primarily attributable to unfavorable court rulings that changed the probabilities of outflows of resources relating to certain claims to probable, as well as changes in the assessment of civil claim for compensation. These additions were partially offset by reversal of provisions relating to the class action requiring a review of the RMNR following a favorable decision of the Brazilian Supreme Court, as set out in note 28.3.1. Indexation charges over the balance of provision also increased the balance of the provision at June 30, 2018, and the use of funds for amounts previously provisioned mainly relates to withholding income tax disbursed on the first installment of the class action settlement as shown in note 28.4.1.

28.2.	Judicial deposits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	06.30.2018	12.31.2017
Non-current assets
Tax	3,757	3,302
Civil	800	891
Labor	1,128	1,209
Environmental	157	176
Others	5	4

Total	5,847	5,582

	06.30.2018	12.31.2017
Opening Balance	5,582	3,999
Additions	1,080	1,601
Use	(69)	(138)
Accruals and charges	150	226
Others	27	—
Cumulative translation adjustment	(923)	(106)

Closing Balance	5,847	5,582

In the first half of 2018, the Company made judicial deposits in the amount of US$ 1,080 mainly resulting from an unfavorable decision issued by the Regional Federal Court of Rio de Janeiro (Tribunal Regional Federal – TRT/RJ) in October 2017, with respect to withholding income tax on remittances for payments of vessel charters occurred from 1999 to 2002, as well as judicial deposits related to tax claim alleging taxable income from foreign subsidiaries and associates located outside Brazil, as set out in note 28.3.

28.3.	Contingent liabilities

Contingent liabilities for which either the Company is unable to make a reliable estimate of the expected financial effect that might result from resolution of the proceeding, or a cash outflow is not probable, are not recognized as liabilities in the financial statements but are disclosed in the notes to the financial statements, unless the likelihood of any outflow of resources embodying economic benefits is considered remote.

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interests. As of June 30, 2018, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2018	12.31.2017
Tax	34,160	39,137
Labor	7,912	7,202
Civil—General	9,321	9,621
Civil—Environmental	2,175	2,354

Total	53,568	58,314

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

	Estimate
Description of tax matters	06.30.2018		12.31.2017
Plaintiff: Secretariat of the Federal Revenue of Brazil

1)  Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The legal argument about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company.

		11,404		13,041

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This argument involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.		3,479		3,988

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages.		3,076		3,621

4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting the hearing of an appeal at the administrative and judicial levels.		1,340		1,541

5)  Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.

Current status: This claim involves lawsuits in judicial stages.		584		672

6) Deduction from the basis of calculation of taxable income (income tax—IRPJ and social contribution—CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible and are in different administrative and judicial stages.

		535		613

Plaintiff: State of São Paulo Finance Department

7)  Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.

Current status: This claim involves lawsuits at administrative level.		774		887

8) Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.
Current status: This claim involves lawsuits in judicial stages.		660		761

Plaintiff: States of RJ, BA and AL Finance Departments
9) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.		1,191		1,366
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória

10)  Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,104		1,224

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments
11) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Current status: This claim involves lawsuits in administrative and judicial stages.	951		1,087

Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
12) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	924		1,029

Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL and SE Finance Departments
13) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	847		994

Plaintiff: States of PR, AM, BA, ES, PA, PE, SP and PB Finance Departments
14) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits at different administrative and judicial levels.	868		976

Plaintiff: States of SP, RS and SC Finance Departments
15) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	737		852

Plaintiff: States of SP, CE, PB, RJ, BA, PA and AL Finance Departments
16) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states in different administrative and judicial stages.	505		578

Plaintiff: States of RJ, SP, SE and BA Finance Departments
17) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	456		513

Plaintiff: States of AM, BA, RS and RJ Finance Departments
18) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.
Current status: This claim involves lawsuits in different administrative and judicial stages.	390		448

Plaintiff: States of GO, PA, RJ, RR, SC, SP and TO.

19)  Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.

Current status: This claim involves lawsuits in different administrative and judicial stages.	383		416

Plaintiff: State of Pernambuco Finance Department

20)  Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in judicial stages.	294		335

Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments
21) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	302		284

22) Other tax matters	3,356		3,911

Total for tax matters	34,160		39,137

Plaintiff: Sindipetro of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Class actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated.

Current status: The Superior Labor Court (Tribunal Superior do Trabalho—TST) denied the special appeal filed by the Company. Considering the arguments established at the trial session of the court, the Company adjusted the contingent liability according to its best estimate. The Company filed an injunction with the Superior Federal Court (Superior Tribunal Federal—STF) and obtained a favorable decision suspending all cases at national level, changing the likelihood of loss from probable to possible in some actions . The company awaits the release of the judgment to plan the next steps and considers that the decision of TST and the suspension at STF do not modify the assessment of the fundamentals of the case.

	5,619		4,516

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF

2)  The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.	343		389

3) Other labor matters	1,950		2,297

Total for labor matters	7,912		7,202

Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis—ANP

1)  Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a)  Lula and Cernanbi: the Company has made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b)  Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c)  Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.

d)  Parque das Baleias complex: the Superior Court of Justice (STJ) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. The Judiciary stated decisions allowing the continuation of the arbitration. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated with ANP.

	2,596	2,633

2)  Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages. In December 2017, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. In March 2018, the tax deficiency notice issued was finally cancelled, nulling the possibility of loss.	1,548	1,635

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: the lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in “Sete” through communications that would have omitted an alleged corruption scheme involving Petrobras and “Sete” . The U.S. District Court for the District of Columbia upheld in part Petrobras’ preliminary defense (motion to dismiss). Petrobras appealed from the part of the court decision with respect to which Petrobras’ preliminary defense was denied. On January 19, 2018, oral argument on the appeal was held before the U.S. Court of Appeals for the District of Columbia Circuit. On July 3, 2018, a panel of the Court of Appeals rendered a decision, by a majority, rejecting Petrobras’ appeal. This ruling did not discuss the merits of EIG’s allegations and examined only whether the US had jurisdiction over the case. On August 2, 2018, Petrobras filed a petition for panel rehearing or rehearing en banc related to that decision.

	1,966	2,127

Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.
4) Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.

Current status: An unfavorable decision was rendered on July 7, 2018. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. Petrobras will challenge the arbitral award, arguing that it has been denied the fundamental safeguards of impartiality and due process, as expressed by the dissenting arbitrator. Therefore, the Company understands that the likelihood of loss remains possible, thus no provision was recognized for the moment.

	647	400

5) Other civil matters	2,564	2,826

Total for civil matters	9,321	9,621

	Estimate
Description of environmental matters	06.30.2018	12.31.2017

Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR—Associação de Defesa do Meio Ambiente de Araucária, IAP—Instituto Ambiental do Paraná and IBAMA—Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

1)  Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	860	942

Plaintiff: Instituto Brasileiro de Meio Ambiente—IBAMA and Ministério Público Federal

2)  Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	384	444

3) Other environmental matters	931	968

Total for environmental matters	2,175	2,354

28.4.	Class action and related proceedings

28.4.1.	Class action and related proceedings in the USA

Between December 8, 2014 and January 7, 2015, five putative securities class action complaints were filed against the Company, Petrobras International Finance Company S.A. (“PifCo”), Petrobras Global Finance B.V. (“PGF,” and collectively with the Company and PifCo, the “Petrobras Defendants”), certain underwriters of debt securities (the “Underwriter Defendants”), among other defendants (the “Defendants”), in the United States District Court for the Southern District of New York (“SDNY” or the “District Court”). These actions were consolidated on February 17, 2015 (the “Consolidated Securities Class Action” or “Class Action”). The Court appointed a lead plaintiff, Universities Superannuation Scheme Limited (“USS”), on March 4, 2015.

In sum and substance, the complaints in the Consolidated Securities Class Action asserted claims under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Securities Act of 1933, as amended (the “Securities Act”), alleging that in the Company’s press releases, filings with the U.S. Securities and Exchange Commission (the “SEC”) and other communications, the Company made materially false and misleading statements and omissions regarding the value of its assets, the amounts of the Company’s expenses and net income, the effectiveness of the Company’s internal controls over financial reporting, and the Company’s anti-corruption policies, due to the alleged corruption purportedly committed in connection with certain contracts, which allegedly artificially inflated the market value of the Company’s securities.

In addition to the Consolidated Securities Class Action, 33 lawsuits were filed by individual investors before the same judge in the SDNY, and one was filed in the United States District Court for the Eastern District of Pennsylvania (collectively, the “Individual Actions”), consisting of allegations similar to those in the Consolidated Securities Class Action.

Between August 2015 and December 2015, the Company and certain other defendants made motions to dismiss the complaints and amended complaints in the Consolidated Securities Class Action and certain of the Individual Actions. Certain, but not all, of the claims were definitively dismissed and others were dismissed but with leave to re-plead. Thus, the actions continued against the Company and other defendants with respect to certain claims. Following the motion to dismiss stage, the complaint that was then considered operative for the subsequent proceedings in the Class Action was the fourth consolidated amended complaint (“FAC”) filed on November 30, 2015 by plaintiff USS, Employees’ Retirement System of the State of Hawaii (“Hawaii”), North Carolina Department of State Treasurer (“North Carolina”) (collectively, “Class Plaintiffs”), and one other plaintiff whose claims were later dismissed.

The judge scheduled a consolidated trial for the Class Action and the Individual Actions to begin on September 19, 2016, except that the judge ordered that any Individual Actions filed in the SDNY after December 31, 2015 would be stayed in all respects until after the completion of the trial. Six of the Individual Actions have been stayed as a result of this order.

On February 2, 2016, the judge granted Class Plaintiffs’ motion for class certification, certifying a class under the Securities Act represented by Hawaii and North Carolina (the “Securities Act Class”) and a class under the Exchange Act represented by USS (the “Exchange Act Class”). The Securities Act Class was defined, in relevant part, as all purchasers who purchased or otherwise acquired debt securities issued by Petrobras, PifCo, and/or PGF, in domestic transactions, directly in, pursuant and/or traceable to public offerings on May 15, 2013 and March 11, 2014, and were damaged thereby. The Exchange Act Class was defined, in relevant part, as all purchasers who, between January 22, 2010 and July 28, 2015, purchased or otherwise acquired Petrobras securities, including debt securities issued by PifCo and/or PGF on the New York Stock Exchange or pursuant to other domestic transactions, and were damaged thereby.

On June 15, 2016, the United States Court of Appeals for the Second Circuit (“Second Circuit”) granted the Petrobras Defendants’ (and other defendants’) motion requesting interlocutory appellate review of the District Court’s class certification of the Class Action. The Petrobras Defendants (and other defendants) moved in District Court for a stay of all District Court proceedings, which the district judge denied on June 24, 2016 and, on June 27, 2016, the parties filed motions for summary judgment. The Petrobras Defendants (and other defendants)then moved in the Second Circuit for a stay of all District Court proceedings. On August 2, 2016, the Second Circuit granted the motion to stay all District Court proceedings during the pendency of the appeal.

Between on or about October 21, 2016 and September 13, 2017, Petrobras’ board of directors approved agreements to settle 21 of the Individual Actions (the “Settled Individual Actions”), leaving 13 remaining pending Individual Actions (six of which had been stayed since filed) (the “Pending Individual Actions”). The terms of the settlements for the Settled Individual Actions are confidential and Petrobras denies all allegations of wrongdoing. The settlements are aimed at eliminating the uncertainties, burdens and expense of ongoing litigation.

Based on the settlements reached in the Settled Individual Actions and advanced stages of negotiations in certain other Pending Individual Actions, the Company charged US$ 448 to the statement of income as other income and expenses (US$ 76 in 2017 and US$ 372 in 2016).

On July 7, 2017, the Second Circuit vacated, in part, the class certification decision in the Class Action and remanded the case to the District Court for further proceedings.

The Second Circuit partially granted the appeal by the Petrobras Defendants (and other defendants), reversing some aspects of the District Court’s ruling and affirming others. Among other issues, the Second Circuit ruled that the district judge failed to consider whether the question of whether the transactions occurred in the United States could be determined through a common set of evidence, and whether, if not, common issues would predominate over individual ones. The effect of the Second Circuit’s decision was to vacate the classes certified by the District Court pending additional proceedings in the District Court on remand.

On July 21, 2017, the Petrobras Defendants (and other defendants) filed a request for panel rehearing or en banc rehearing with the Second Circuit regarding portions of the Second Circuit’s decision affirming the District Court’s order, which was denied on August 24, 2017.

On November 1, 2017, the Petrobras Defendants (and other defendants) filed a petition for writ of certiorari in the United States Supreme Court appealing the Second Circuit’s decision. On November 3, 2017, the Second Circuit granted the Company’s unopposed motion to stay the mandate, which was filed by Petrobras on August 30, 2017.

At the end of December 2017, the Company signed an agreement in principle to settle the Consolidated Securities Class Action, which was subject to court approval (the “Class Action Settlement”).

The Class Action Settlement was intended to resolve all pending and prospective claims by purchasers of Petrobras securities in the United States and by purchasers of Petrobras securities that are listed for trading or that clear or settle through the Depository Trust Company in the United States. Under the Class Action Agreement, the parties agreed to the certification, for settlement purposes only, of a new class defined as all persons who (i) during the time Period between January 22, 2010 and July 28, 2015, inclusive (the “Class Period”), purchased or otherwise acquired Petrobras Securities, including debt securities issued by PifCo and/or PGF, on the New York Stock Exchange or pursuant to other Covered Transactions; and/or (ii) purchased or otherwise acquired debt securities issued by Petrobras, PifCo, and/or PGF, in Covered Transactions, directly in, pursuant and/or traceable to a May 13, 2013 public offering registered in the United States and/or a March 10, 2014 public offering registered in the United States before Petrobras made available to its security holders an earnings statement covering a period of at least twelve months beginning after the effective date of the offerings (i.e. before August 11, 2014 in the case of the May 13, 2013 public offering and before May 15, 2015 in the case of the March 10, 2014 public offering).

Covered Transactions is defined to mean (i) any transaction in a Petrobras Security listed for trading on the New York Stock Exchange (“NYSE”); (ii) any transaction in a Petrobras Security that cleared or settled through the Depository Trust Company’s book-entry system; or (iii) any transaction in a Petrobras Security that otherwise qualifies as “domestic” under the Supreme Court’s decision in Morrison v. National Australia Bank, 561 U.S. 247 (2010). Excluded from the definition of Covered Transaction are purchases of any Petrobras Security on the Brazilian Stock Exchange (B3).

The Class Action Settlement eliminates the risk of an adverse judgment which, as Petrobras has previously reported, could have a material adverse effect on the Company and its financial situation, and puts an end to the uncertainties, burdens and costs of protracted litigation.

Under the Class Action Settlement, Petrobras (together with its subsidiary PGF) has agreed to pay US$ 2,950 to resolve claims in two installments of US$ 983 and a further installment of US$ 984. Accordingly, the Company charged US$ 3,449 to its statement of income for the last quarter of 2017 as other income and expenses, taking into account the gross up of tax related to the Petrobras’s portion of the settlement. On March 1, 2018, Petrobras and PGF disbursed the first installment into an escrow account designated by the lead plaintiff and accounted for it as other current assets. The second installment was deposited on July 2, 2018, 10 days after the final approval of the Class Action Settlement. Foreign exchange losses on the provision amounted to US$ 441 at June 30, 2018 and were accounted for as other income and expenses. The third installment will be paid by January 15, 2019.

On January 16, 2018, United States Supreme Court granted a joint motion to defer consideration of Petrobras’ petition for a writ of certiorari, pending final approval of the Class Action Settlement.

The Class Action Settlement was submitted to the District Court for preliminary approval. On February 23, 2018, the District Court held a hearing on preliminary approval of the settlement, and subsequently granted preliminary approval on February 28, 2018. Notice was provided to potential class members who had the opportunity to opt out or not of the settlement and raise any objections to the District Court.

After the notice and objection period, the District Court conducted a hearing on June 4, 2018 to determine whether to grant final approval of the Class Action Settlement and a decision was rendered on June 22, 2018, which granted final approval of the agreement and rejected the challenges raised by the objectors. Certain objectors have appealed the District Court’s final approval decision. In the event that a higher court annuls the agreement, or if the agreement does not become final for other reasons, the Company will return to its position prior to the Class Action Settlement and, depending on the outcome of the subsequent litigation, the Company might be required to pay substantial amounts, which could have a material adverse effect on the Company’s financial condition, its consolidated results of operations or its consolidated cash flows for an individual reporting period.

Individuals are seeking measures against Petrobras in Brazil to annul and/or suspend the Class Action Settlement. No adverse action has been taken to date against the settlement.

With respect to the thirteen outstanding Individual Actions, only two plaintiffs exercised the option of being excluded from the Collective Action Agreement. The actions of the two plaintiffs who chose not to join the Class Action will continue.

The remaining Pending Individual Actions involve highly complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the information produced in discovery, the timing of court decisions, rulings by the court on key issues, and analysis by retained experts. Except as set forth above, the Company is unable to make a reliable estimate of eventual loss, if any, arising from Pending Individual Actions that did opt out of the Class Action Agreement.

The Company intends to defend these actions vigorously.

28.4.2.	Class action in the Netherlands

On January 23, 2017, the Stichting Petrobras Compensation Foundation (“Foundation”) filed a class action before the district court in Rotterdam, in the Netherlands, against Petrobras and its subsidiaries Petrobras International Braspetro B.V. (PIBBV) and Petrobras Global Finance B.V. (PGF); joint venture Petrobras Oil & Gas B.V. (PO&G), and some former managers of Petrobras.

This Foundation allegedly represents an unidentified group of investors and demands judicial remedies for alleged damages caused to investors who purchased securities issued by Petrobras and PGF outside the United States, before July 28, 2015, due to alleged illegal acts. The Foundation also alleges financial losses are connected to the facts uncovered by the Lava-Jato investigation and to purported false and misleading financial information released by the Company.

Petrobras, PGF, PIBBV and PO&G filed their first response to the claim on May 3, 2017 (first docket date), presenting the law firms that will defend these companies and requesting a hearing to discuss some aspects of the case.

On August 23, 2017, a hearing was held at the District Court in Rotterdam to establish the timeframe for proceedings. Petrobras (and other defendants) presented preliminary defenses on November 29, 2017 and the Foundation presented its response on March 28, 2018. On June 28, 2018, a hearing was held for the parties to present oral arguments. The Court informed that will issue judgment—which can either be an interim or a final judgment—on these preliminary issues on September 19, 2018. If the case is not dismissed or stayed by that judgment, the parties and the court will discuss the further course of the proceedings on the basis of a skeleton of Petrobras’ defense by the end of 2018.

This class action involves complex issues that are subject to substantial uncertainties and depend on a number of factors such as the legitimacy of the Foundation as the plaintiffs’ attorney, the applicable rules to this complaint, the information produced in discovery, analysis by experts, the timing of court decisions and rulings by the court on key issues. Currently, it is not possible to determine if the Company will be responsible for the payment of compensation as a result of this action as this assessment depends on the outcome of these complex issues. Moreover, it is uncertain which investors are able to file complaints related to this matter against the Company.

In addition, the claims asserted are broad, span a multi-year period and involve a wide range of activities, and, at the current stage, the impacts of such claims are highly uncertain. The uncertainties inherent in all such matters affect the amount and timing of the ultimate resolution of these actions. As a result, the Company is unable to make a reliable estimate of eventual loss arising from this action. The Company is victim of the corruption scheme uncovered by the Lava-Jato investigation and aims to present and prove this condition before the Netherlands Authorities.

The uncertainties inherent in all such matters do not enable the Company to identify possible risks related to this action. Compensation for the alleged damages will only be determined by court rulings on complaints to be filed by individual investors, unless agreements to settle Opt-out Claims occur. The Foundation is not able to demand compensation for damages.

Petrobras and its subsidiaries deny the allegations presented by the Foundation and intend to defend themselves vigorously.

28.4.3.	Other Related Investor Claims

Petrobras is also currently a party to arbitration and judicial proceedings in Brazil, all of which are currently in their initial stages. In each case, the proceedings were brought by investors that purchased Petrobras’ shares traded in Brazilian Stock Exchange (B3), alleging damages caused by facts uncovered in the Lava Jato Operation.